Deposits, Prepayment and Other Receivables	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
4.	Deposits, Prepayment and Other Receivables

Deposits, prepayment and other receivables consist of the following:

	December 31,	December 31,
	2017	2018
	HK$	HK$

Prepaid insurance	1,184	872
Rental deposits / prepaid rent	1,535	1,536
Other receivables	511	931
	3,230	3,339